Income tax and deferred taxes (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense
Current income tax expense	$ (207,959)	$ (182,567)	$ (149,669)
Adjustments to prior year current income tax	1,577	15,954	2,080
Current income tax expense, net, total	(206,382)	(166,613)	(147,589)
Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	27,407	440	14,624
Deferred tax expense, net, total	27,407	440	14,624
Tax expense (income)	$ (178,975)	$ (166,173)	$ (132,965)